Provisions and Contingencies - Additional Information (Details) - EUR (€)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Non-current legal proceedings provision	€ 177,900,000	€ 0
Current provisions for inventor remuneration	35,400,000	0
Current provisions for international trade obligations	58,500,000	€ 0
Cost of sales
Disclosure of other provisions [line items]
Current provisions for international trade obligations	42,100,000
Research and development expenses
Disclosure of other provisions [line items]
Current provisions for international trade obligations	€ 16,400,000